Capital Structure	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Capital Structure
(7)	Capital Structure

(a)	Common Stock

The Company is authorized to issue 50,000,000 shares of common stock, with a par value of $0.01 per share.

On January 27, 2014, the Company effected a 1-for-2.5 reverse stock split of the Company’s common stock. All share and per share amounts included in these financial statements and notes thereto have been adjusted retroactively for all periods presented to give effect to the reverse stock split.

On March 12, 2014 the Company completed an IPO in which the Company sold 4,312,500 shares of common stock at $8.00 per share resulting in gross proceeds of $34,500,000. In connection with the IPO, the Company paid $4,245,158 in underwriting discounts, commissions and offering costs resulting in net proceeds of $30,254,842. Also in connection with the IPO, all of the outstanding shares of the Company’s Series A Stock, including accreted dividends, and Bridge Notes, including accrued interest, were converted into common stock.

(b)	Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, with a par value of $0.01 per share. As of September 30, 2014, no preferred stock was issued or outstanding.

(c)	Series A Redeemable Convertible Preferred Stock

The Company previously had outstanding 2,000,000 shares of Series A Stock. Each share of Series A Stock was automatically converted into 0.4 shares of common stock upon closing of the Company’s IPO. The holders of Series A Stock were entitled to receive cumulative dividends of 8%, compounded annually. As of December 31, 2013, there were $1,880,037 of cumulative undeclared Series A Stock dividends. Upon conversion of the Series A Stock into common stock, cumulative undeclared dividends were convertible into a number of shares of common stock equal to the total amount of cumulative dividends divided by $2.00 (the Series A Stock issuance price) multiplied by 0.4 (the Series A Stock conversion ratio). Based on the IPO price of $8.00, the Company has recorded a non-cash deemed dividend of $1,181,286 upon closing of the IPO which represents the fair value of the common stock issued for such dividends in excess of the amounts previously recognized as accretion on the Series A Stock in the accompanying financial statements.

Upon the closing of the Company’s IPO on March 12, 2014, the Series A Stock plus $1,968,808 of cumulative Series A Stock dividends were converted into 1,193,762 shares of common stock. After the IPO, there are no longer any shares of Series A Stock outstanding or authorized.

(d)	Warrants

In connection with the closing of the Company’s IPO on March 12, 2014, the Company issued to the designees of Aegis Capital Corporation, the representative of the underwriters for the IPO, warrants to purchase 150,000 shares of common stock. The warrants are exercisable for cash at a price of $12.00 per share. The warrants are exercisable by the holders at any time, in whole or in part, during the four-year period commencing one year after the closing of the IPO.

(8)	Capital Structure

(a)	Series A Redeemable Convertible Preferred Stock

In September and November 2008, the Company sold 750,000 shares of Series A at $2.00 per share for net proceeds of $1,454,918, after deducting offering costs of $45,082. In January through June 2009, the Company sold an additional 1,250,000 shares of Series A at $2.00 per share for gross proceeds of $2,500,000.

Each share of Series A is convertible into 0.4 shares of common stock (subject to certain antidilution adjustments) at any time at the option of the holder. The Series A is mandatorily convertible into common stock in the event of an initial public offering, as defined. Holders of the Series A have the number of votes equal to the number of common shares into which their stock is convertible. Holders of the Series A, voting as a class, are entitled to elect three members, or not less than a majority, of the board of directors. Approval of holders of a majority (greater than 50%) of the Series A shares is required for certain significant corporate events.

The Series A holders are entitled to receive cumulative dividends of 8%, compounded annually, if and when declared by the board of directors. No dividends have been declared through December 31, 2013. As of December 31, 2013, there were $1,880,037 of cumulative undeclared Series A dividends. Upon conversion of the Series A into common stock, cumulative undeclared dividends are convertible into a number of shares of common stock equal to the total amount of cumulative dividends divided by $2.00 (the Series A issuance price) multiplied by 0.4 (the Series A conversion ratio). Based on an IPO price of $8.00 per share, the Company will record a non-cash deemed dividend of approximately $1.2 million upon the closing of the IPO which represents the fair value of the common stock issued for such dividends in excess of the amounts previously recognized as accretion on the Series A in the accompanying financial statements.

The Series A holders are entitled to a liquidation preference in an amount equal to $2.00 per share, plus any accumulated but unpaid dividends, in the event of a liquidation, dissolution, or winding up of the Company, or in the event the Company merges with or is acquired by another entity. Once the Series A liquidation preference has been paid, any remaining assets would be distributed pro rata to the Series A and common stockholders.

At any time after July 7, 2013, the holders of a majority (greater than 50%) of the Series A may require the Company to redeem the Series A for a price per share equal to $2.00, plus any accumulated but unpaid dividends, whether or not declared. The carrying value of the Series A will be accreted to its redemption value by a charge to additional paid-in capital, if any, then to accumulated deficit.

(b)	Common Stock

In June 2008, the Company issued 155,600 shares of common stock at $0.0643 per share.

Holders of the common stock, voting as a class, are entitled to elect one member of the board of directors, provided that such director is reasonably acceptable to the holders of at least two-thirds of the shares of Series A.